Clearwater Investment Trust

30 East 7th Street, Suite 2000

St. Paul, Minnesota 55101-4930

May 25, 2011

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Clearwater Investment Trust (File Nos. 33-12289; 811-05038)

Ladies and Gentlemen:

On behalf of Clearwater Investment Trust, enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information included in the supplement, filed pursuant to Rule 497(e) on May 4, 2011, to the Prospectuses of Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Fund and Clearwater International Fund, dated April 30, 2011.

If there are any questions or comments concerning the foregoing, please contact the undersigned at (651) 215-4428.

Very truly yours,

/s/ Jennifer D. Lammers
Jennifer D. Lammers

Enclosures